Restructuring charges/other - Restructuring reserve (Details) (USD $)	12 Months Ended						36 Months Ended	3 Months Ended	12 Months Ended			14 Months Ended	36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended						36 Months Ended	12 Months Ended						36 Months Ended	12 Months Ended						36 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013	Dec. 31, 2013 2013 Action	Dec. 31, 2013 2012 Action	Dec. 31, 2012 2012 Action	Dec. 31, 2011 2012 Action	Dec. 31, 2013 2012 Action	Dec. 31, 2013 2012 Action	Dec. 31, 2013 Prior Actions	Dec. 31, 2012 Prior Actions	Dec. 31, 2011 Prior Actions	Dec. 31, 2013 Prior Actions	Dec. 31, 2013 Severance and benefits cost 2013 Action		Dec. 31, 2012 Severance and benefits cost 2013 Action		Dec. 31, 2011 Severance and benefits cost 2013 Action		Dec. 31, 2013 Severance and benefits cost 2013 Action	Dec. 31, 2013 Severance and benefits cost 2012 Action		Dec. 31, 2012 Severance and benefits cost 2012 Action		Dec. 31, 2011 Severance and benefits cost 2012 Action		Dec. 31, 2013 Severance and benefits cost 2012 Action	Dec. 31, 2013 Severance and benefits cost Prior Actions		Dec. 31, 2012 Severance and benefits cost Prior Actions		Dec. 31, 2011 Severance and benefits cost Prior Actions		Dec. 31, 2013 Severance and benefits cost Prior Actions	Dec. 31, 2013 Other Charges 2012 Action		Dec. 31, 2012 Other Charges 2012 Action		Dec. 31, 2011 Other Charges 2012 Action		Dec. 31, 2013 Other Charges Prior Actions		Dec. 31, 2012 Other Charges Prior Actions		Dec. 31, 2011 Other Charges Prior Actions
Restructuring Reserve [Roll Forward]
Beginning accrual	$ 349,000,000		$ 116,000,000		$ 30,000,000		$ 30,000,000											$ 0		$ 0		$ 0		$ 0	$ 241,000,000		$ 0		$ 0		$ 0	$ 99,000,000		$ 109,000,000		$ 22,000,000		$ 22,000,000	$ 0		$ 0		$ 0		$ 9,000,000		$ 7,000,000		$ 8,000,000
Restructuring charges	126,000,000		400,000,000		112,000,000		638,000,000	49,000,000	38,000,000	351,000,000	0		389,000,000	39,000,000	49,000,000	112,000,000	200,000,000	49,000,000		0		0		49,000,000	30,000,000		245,000,000		0		275,000,000	6,000,000		6,000,000		107,000,000		119,000,000	8,000,000		106,000,000		0		33,000,000		43,000,000		5,000,000
Non-cash items	(22,000,000)	[1]	(121,000,000)	[1]	(16,000,000)	[1]												0	[1]	0	[1]	0	[1]		0	[1]	0	[1]	0	[1]		(5,000,000)	[1]	3,000,000	[1]	(11,000,000)	[1]		(6,000,000)	[1]	(106,000,000)	[1]	0	[1]	(11,000,000)	[1]	(18,000,000)	[1]	(5,000,000)	[1]
Payments	(292,000,000)		(46,000,000)		(10,000,000)			0				(180,000,000)						0		0		0			(176,000,000)		(4,000,000)		0			(90,000,000)		(19,000,000)		(9,000,000)			(2,000,000)		0		0		(24,000,000)		(23,000,000)		(1,000,000)
Remaining accrual	$ 161,000,000		$ 349,000,000		$ 116,000,000		$ 161,000,000											$ 49,000,000		$ 0		$ 0		$ 49,000,000	$ 95,000,000		$ 241,000,000		$ 0		$ 95,000,000	$ 10,000,000		$ 99,000,000		$ 109,000,000		$ 10,000,000	$ 0		$ 0		$ 0		$ 7,000,000		$ 9,000,000		$ 7,000,000

[1]	Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.